Concentration Risks	12 Months Ended
Dec. 31, 2017
CONCENTRATION OF RISKS [Abstract]
Concentration Risks

5. CONCENTRATION RISKS

Operations risk

Approximately 41%, 42% and 34%, respectively, of the Group’s revenues for the years ended December 31, 2015, 2016 and 2017 were derived from the PC game TLBB, which was launched in May 2007, and approximately 24% of the Group’s revenues for the year ended December 31 2017 were derived from the mobile game Legacy TLBB, which was launched in May 2017. Approximately 94%, 97% and 97%, respectively, of the Group’s revenues for the years ended December 31, 2015, 2016 and 2017 were derived from domestic operations.

Substantially all the Company’s long-lived assets are located in the PRC.

Currency risk

A majority of the Group’s sales and expense transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. The RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies, which require certain supporting documentation in order to effect the remittance. Total cash, cash equivalents and restricted cash in currencies other than RMB held at financial institutions in mainland China were $1.4 million and $1.1 million, respectively, as of December 31, 2016 and 2017.

Credit risk

The Group holds its cash, cash equivalents and restricted cash at Chinese financial institutions that are among the largest and most respected in the PRC and at international financial institutions with high ratings from internationally-recognized rating agencies. The Company’s management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. As a further means of managing its credit risk, the Group held its cash and bank deposits in approximately 24 and 23 different financial institutions as of December 31, 2016 and 2017, respectively, and held no more than approximately 38% and 50%, of its total cash, cash equivalents and restricted cash at any single institution as of December 31, 2016 and 2017, respectively.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.